United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Large Cap Value Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Quarter ended 01/31/17

Item 1.	Schedule of Investments

Federated MDT Large Cap Value Fund
(formerly, Federated MDT Stock Trust)
Portfolio of Investments
January 31, 2017 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.0%
		Basic Industries—7.4%
232,371		Celanese Corp., Class A	$19,612,112
270,188	[1]	Colfax Corp.	10,537,332
95,386		Domtar, Corp.	4,167,414
79,321		Eastman Chemical Co.	6,147,377
41,648		Kennametal, Inc.	1,488,500
9,806		Reliance Steel & Aluminum Co.	781,048
135,890		Walgreens Boots Alliance, Inc.	11,134,827
		TOTAL	53,868,610
		Capital Goods—2.4%
64,025		AGCO Corp.	4,020,770
29,468		Danaher Corp.	2,472,955
119,292		General Cable Corp.	2,421,628
17,650		Oshkosh Truck Corp.	1,228,969
75,415		Pitney Bowes, Inc.	1,200,607
201,572	[1]	SPX Corp.	5,029,221
20,065	[1]	WESCO International, Inc.	1,418,595
		TOTAL	17,792,745
		Consumer Cyclicals—4.6%
70,676		Abercrombie & Fitch Co., Class A	820,548
58,582		Best Buy Co., Inc.	2,608,070
27,634		Big Lots, Inc.	1,381,700
62,639		Dillard's Inc., Class A	3,535,345
17,644		Foot Locker, Inc.	1,209,320
130,831		Kohl's Corp.	5,210,999
29,549		PVH Corp.	2,771,992
239,382		Target Corp.	15,435,351
10,804		Wal-Mart Stores, Inc.	721,059
		TOTAL	33,694,384
		Consumer Durables—1.8%
388,668		Ford Motor Co.	4,803,937
257,360		Goodyear Tire & Rubber Co.	8,335,890
		TOTAL	13,139,827
		Consumer Staples—7.3%
229,494		Campbell Soup Co.	14,281,412
18,003		Ingredion, Inc.	2,307,804
140,178		JM Smucker Co.	19,043,181
93,947		Pilgrim's Pride Corp.	1,798,146
17,223		Procter & Gamble Co.	1,508,735
209,415		Tyson Foods, Inc., Class A	13,149,168
40,559		Whole Foods Market, Inc.	1,225,693
		TOTAL	53,314,139
		Energy—11.9%
20,504		Chevron Corp.	2,283,120
123,709		Cimarex Energy Co.	16,726,694
10,548	[1]	Concho Resources, Inc.	1,470,813

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
83,481		Diamond Offshore Drilling, Inc.	$1,367,419
526,093		Ensco PLC, Class A	5,744,936
7,303		EOG Resources, Inc.	741,839
139,864		Exxon Mobil Corp.	11,733,191
98,396		HollyFrontier Corp.	2,850,532
100,528		Murphy Oil Corp.	2,906,264
29,726	[1]	Murphy USA, Inc.	1,893,546
108,462		Nabors Industries Ltd.	1,762,508
564,885		Noble Corp. PLC	3,812,974
60,461		NRG Energy, Inc.	1,000,025
130,239		Occidental Petroleum Corp.	8,826,297
25,674	[1]	Oil States International, Inc.	1,014,123
16,053		Pioneer Natural Resources, Inc.	2,893,232
98,421		Rowan Companies PLC, Class A	1,763,704
57,978		Superior Energy Services, Inc.	1,024,471
267,977		Valero Energy Corp.	17,622,168
		TOTAL	87,437,856
		Financial Services—27.6%
219,811		Aflac, Inc.	15,384,572
38,782		Ameriprise Financial, Inc.	4,354,055
136,761		Assured Guaranty Ltd.	5,321,370
477,765		Bank of America Corp.	10,816,600
372,849		Bank of New York Mellon Corp.	16,677,536
234,632		Citigroup, Inc.	13,099,505
81,218		Everest Re Group Ltd.	17,862,275
405,533		Fifth Third Bancorp	10,584,411
327,182		First Horizon National Corp.	6,543,640
12,826		Goldman Sachs Group, Inc.	2,941,258
196,934		JPMorgan Chase & Co.	16,666,524
130,651		KeyCorp	2,347,798
139,623		Navient Corp.	2,099,930
75,664		Popular, Inc.	3,361,752
183,390		Prudential Financial, Inc.	19,276,123
221,491		State Street Corp.	16,877,614
337,680		SunTrust Banks, Inc.	19,186,978
25,146		Synchrony Financial	900,730
156,512		The Travelers Cos., Inc.	18,433,983
		TOTAL	202,736,654
		Health Care—10.7%
88,302		Anthem, Inc.	13,610,870
347,011		Baxter International, Inc.	16,625,297
275,460	[1]	Community Health Systems, Inc.	1,762,944
96,746	[1]	HCA Holdings, Inc.	7,766,769
37,369	[1]	Laboratory Corp. of America Holdings	5,015,294
531,715		Pfizer, Inc.	16,871,317
5,618	[1]	United Therapeutics Corp.	919,273
136,875		Zimmer Biomet Holdings, Inc.	16,196,419
		TOTAL	78,768,183
		IT Services—10.0%
264,410		Cisco Systems, Inc.	8,122,675

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		IT Services—continued
37,986		GameStop Corp., Class A	$930,277
1,122,315		HP, Inc.	16,890,841
496,864		Intel Corp.	18,294,532
40,655		International Business Machines Corp.	7,095,111
344,550		Juniper Networks, Inc.	9,227,049
28,568	[1]	NCR Corp.	1,228,995
181,705		NetApp, Inc.	6,962,936
262,468		Vishay Intertechnology, Inc.	4,356,969
		TOTAL	73,109,385
		Public Utilities—9.6%
105,621		AES Corp.	1,208,304
413,530		AT&T, Inc.	17,434,425
543,819		CenturyLink, Inc.	14,063,159
242,805		FirstEnergy Corp.	7,361,848
550,675		NiSource, Inc.	12,318,600
364,394		Verizon Communications, Inc.	17,858,950
		TOTAL	70,245,286
		Transportation—4.7%
45,516		Copa Holdings SA, Class A	4,437,355
73,158		Delta Air Lines, Inc.	3,455,984
60,046	[1]	JetBlue Airways Corp.	1,177,502
304,989		Spirit AeroSystems Holdings, Inc., Class A	18,314,589
104,561	[1]	United Continental Holdings, Inc.	7,368,414
		TOTAL	34,753,844
		TOTAL COMMON STOCKS (IDENTIFIED COST $649,556,403)	718,860,913
		INVESTMENT COMPANY—2.2%
16,436,556	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[3] (IDENTIFIED COST $16,437,195)	16,438,199
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $665,993,598)[4]	735,299,112
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(1,678,290)
		TOTAL NET ASSETS—100%	$733,620,822
1	Non-income-producing security.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended January 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2016	10,395,786
Purchases/Additions	33,608,694
Sales/Reductions	(27,567,924)
Balance of Shares Held 1/31/2017	16,436,556
Value	$16,438,199
Dividend Income	$19,613

3	7-day net yield.
4	At January 31, 2017, the cost of investments for federal tax purposes was $665,993,598. The net unrealized appreciation of investments for federal tax purposes was $69,305,514. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $93,732,988 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,427,474.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Large Cap Value Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017